Schedule of Projected Benefit Obligation (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Fair value of plan assets	$ 3,296,404	$ 3,878,058
Less: PBO	(3,299,621)	$ (4,209,784)
Underfunded status, end of period	$ (3,217)